EMPLOYEE BENEFITS OBLIGATIONS - Expected Employer Contributions (Details) $ in Millions	12 Months Ended
Mar. 31, 2018 CAD ($)
Funded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 20.4
Funded | Canadian
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	18.6
Funded | Foreign
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	1.8
Unfunded
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	3.3
Unfunded | Canadian
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	2.6
Unfunded | Foreign
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 0.7